Derivative financial instruments - Notional amount (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Derivatives
Derivative financial instruments
Derivative instruments, notional amount	$ 2,064,023	$ 2,102,088
Nondeliverable forwards
Derivative financial instruments
Derivative instruments, notional amount	124,023	652,088
Embedded options within listed bonds
Derivative financial instruments
Derivative instruments, notional amount	$ 1,940,000	$ 1,450,000